ENTITY-WIDE DISCLOSURE (Schedule of total revenues by geographical location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,388	$ 11,538	$ 1,554
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27	4,870	0
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	3,814	0
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	711	1,482	1,027
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,677	681	380
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,695	0	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 278	$ 691	$ 147